Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule Of Tax Exemptions Details [Table Text Block]
The Company is entitled to the following income tax exemptions:

Date of investment	Tax exemption period

Himax Taiwan:
June 5, 2009	January 1, 2014-December 31, 2018
November 12, 2009	January 1, 2014-December 31, 2018
Himax Semiconductor:
August 26, 2004	January 1, 2009-December 31, 2013
October 9, 2009	January 1, 2014-December 31, 2018

Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
Income (loss) before income taxes for domestic and foreign entities is as follows:

	Year Ended December 31,
	2013	2014	2015
	(in thousands)

Taiwan operations	$77,130	69,532	28,349
Cayman operations	(57)	16,996	4,363
US operations	(2,251)	(2,248)	(719)
China operations	506	1,105	825
Korea operations	55	91	33
Japan operations	17	18	16
	$75,400	85,494	32,867

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The components of the income tax expense (benefit) attributable to income from continuing operations before taxes for the years ended December 31, 2013, 2014 and 2015 consist of the following:

	Year Ended December 31,
	2013	2014	2015
	(in thousands)
Current:
Taiwan operations – based on statutory tax rate of 17%	$5,126	8,928	1,467
Taiwan operations – 10% of surtax	6,497	8,398	5,405
Cayman operations	-	-	-
US operations	156	83	24
China operations	270	347	338
Korea operations	11	12	17
Japan operations	7	7	6
Total current income tax expense	12,067	17,775	7,257
Deferred:
Taiwan operations – based on statutory tax rate of 17%	6,593	3,633	4,527
Taiwan operations – 10% of surtax	853	186	(287)
US operations	4	3	(18)
China operations	(36)	(2)	(68)
Korea operations	(5)	(4)	(6)
Total deferred income tax expense	7,409	3,816	4,148
Income tax expense	$19,476	21,591	11,405

Deferred Income Tax Expense [Table Text Block]
The significant components of deferred income tax expense attributable to income from continuing operations for the years ended December 31, 2013, 2014 and 2015 are as follows:

	Year Ended December 31,
	2013	2014	2015
	(in thousands)
Deferred income tax expense (benefit), exclusive of the effects of other components listed below	$(669)	732	(546)
Tax expenses of unrealized foreign exchange gain	46	2,142	512
Tax expenses (benefits) of allowance for doubtful accounts	15	(57)	2,304
Tax expenses of used investment tax credits	5,985	1,431	3,337
Tax expenses (benefits) of advanced share-based compensation deductions	2,032	(432)	(1,459)
	$7,409	3,816	4,148

Schedule Of Income Tax Reconciliation [Table Text Block]
The differences between expected income tax expense, computed based on the ROC statutory income tax rate of 17% of earnings before income taxes and the actual income tax expense as reported in the consolidated statements of income for the years ended December 31, 2013, 2014 and 2015 are summarized as follows:

	Year Ended December 31,
	2013	2014	2015
	(in thousands)

Expected income tax expense	$12,818	14,534	5,587
Tax on undistributed retained earnings	4,700	6,814	3,011
Tax-exempted income	(2,392)	(2,843)	(1,759)
Tax benefit resulting from setting aside legal reserve from prior year’s income	(558)	(651)	(839)
Realized tax losses on investments in subsidiaries due to capital reduction to offset the accumulated deficit	-	(489)	(2,157)
Increase in investment tax credits	-	(4,525)	(4,242)
Increase in deferred tax asset valuation allowance	3,146	4,038	6,640
Changes in unrecognized tax benefits related to prior year tax positions, net of its impact to tax-exempted income	(215)	305	915
Tax effect resulting from foreign currency matters	2,278	5,593	3,583
Foreign tax rate differential	612	(2,143)	(454)
Variance from audits, amendments and examinations of prior years’ income tax filings	(1,376)	37	793
Others	463	921	327
Actual income tax expense	$19,476	21,591	11,405

Schedule Of Total Income Tax Expense Benefit [Table Text Block]
The amount of income tax expense (benefit) for the years ended December 31, 2013, 2014 and 2015 was allocated as follows:

	Year Ended December 31,
	2013	2014	2015
	(in thousands)

Income from continuing operations	$19,476	21,591	11,405
Other comprehensive gain (loss)	(99)	43	(168)
Excess tax benefits allocated to additional paid-in capital from share-based compensation	(1,271)	(1,232)	(771)
	$18,106	20,402	10,466

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
As of December 31, 2014 and 2015, the components of deferred income tax assets (liabilities) were as follows:

	December 31,
	2014	2015
	(in thousands)
Deferred tax assets:
Inventory	$5,860	5,262
Allowance for doubtful accounts	2,342	49
Unused investment tax credits	4,665	1,328
Unused loss carryforward-regular tax	29,369	32,098
Unused loss carryforward-undistributed earnings tax	11,223	11,861
Other	1,604	2,484
Total gross deferred tax assets	55,063	53,082
Less: valuation allowance	(40,966)	(44,320)
Net deferred tax assets	14,097	8,762
Deferred tax liabilities:
Unrealized foreign exchange gain	(2,193)	(2,709)
Advanced share-based compensation deductions	(1,600)	(141)
Prepaid pension cost	(414)	(413)
Acquired intangible assets	(1,806)	(1,573)
Other	(64)	(10)
Total gross deferred tax liabilities	(6,077)	(4,846)
Net deferred tax assets	$8,020	3,916

Schedule of Valuation Allowance [Table Text Block]
The activity in the valuation allowance for deferred tax assets for the years ended December 31, 2013, 2014 and 2015 follows:

	Balance at	Additions-	Deductions-	Expirations
	beginning	Charges to	Charges to	and	Others	Balance at
Period	of year	earnings	earnings	Forfeitures	(Note)	end of year
	(in thousands)

Year 2013	$44,995	4,698	(1,552)	(10,183)	389	38,347
Year 2014	$38,347	5,445	(1,407)	(187)	(1,232)	40,966
Year 2015	$40,966	6,640	-	(2,141)	(1,145)	44,320

Schedule of Operating Loss Carryforwards [Table Text Block]
As of December 31, 2015, the Company’s unused operating loss carryforward for regular tax were as follows:

	Deductible amount	Tax effect	Expiration year
	(in thousands)

Taiwan operations	$78,349	$13,319	2016~2020
	87,634	14,898	2021~2025
Hong Kong operations	1,811	299	Indefinitely
US operations	9,084	3,582	2024~2035
		$32,098

Schedule of Tax Credit Carryforwards [Table Text Block]	As of December 31, 2015, all of the Company’s unused investment tax credits were as follows:
	Tax effect
	(in thousands)	Expiration year

US operations	$1,328	2020~2034

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	For the year ended December 31,
	2013	2014	2015
	(in thousands)

Balance at beginning of year	$791	483	788
Increase related to prior year tax positions	-	368	292
Decrease related to prior year tax positions	(184)	-	-
Increase related to current year tax positions	-	-	630
Settlements	(93)	-	(368)
Lapse of statute of limitations	(31)	(63)	(7)
Balance at end of year	$483	788	1,335